Cover	Jul. 01, 2021
Affiliate, Collateralized Security [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jul. 01, 2021
Entity File Number	001-35319
Entity Registrant Name	Steel Connect, Inc.
Entity Central Index Key	0000914712
Entity Tax Identification Number	04-2921333
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	2000 Midway Ln
Entity Address, City or Town	Smyrna
Entity Address, State or Province	TN
Entity Address, Postal Zip Code	37167
City Area Code	(914)
Local Phone Number	461-1276
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Information, Former Legal or Registered Name	Not Applicable
Common Stock, $0.01 par value
Affiliate, Collateralized Security [Line Items]
Title of 12(b) Security	Common Stock, $0.01 par value
Trading Symbol	STCN
Security Exchange Name	NASDAQ
Rights to Purchase Series D Junior Participating Preferred Stock
Affiliate, Collateralized Security [Line Items]
Title of 12(b) Security	Rights to Purchase Series D Junior Participating Preferred Stock
Trading Symbol	-
Security Exchange Name	NASDAQ